Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The components of income (loss) before income taxes were as follows:

	Year ended December 31,
	2021	2020	2019
U.K.	$(9)	$4	$(1)
Non-U.K.	(96)	(97)	(19)
Total	$(105)	$(93)	$(20)

A summary of the provisions for current and deferred income taxes is as follows:

	Year ended December 31,
	2021	2020	2019
Income tax (benefit) expense:
U.K.
Current	$—	$—	$—
Deferred	—	—	—
Non-U.K.
Current	13	10	7
Deferred	(44)	2	143
Total	$(31)	$12	$150

Schedule of Reconciliation of the Differences Between the Income Taxes at the Statutory Rate to Total Provision for Income Taxes	The reconciliation of the differences between the U.K. income taxes at the U.K. statutory rate to Venator’s provision for income taxes is as follows:

	Year ended December 31,
	2021	2020	2019
Loss from continuing operations before income taxes	$(105)	$(93)	$(20)
Expected tax benefit at U.K. statutory rate of 19%	$(20)	$(18)	$(4)
Change resulting from:
Non-U.K. tax rate differentials	(10)	(9)	(4)
Other tax effects, including nondeductible expenses and transfer pricing adjustments	2	2	—
Effect of tax rate changes	(9)	(6)	(6)
Change in valuation allowance	6	43	164
Other	—	—	—
Total income tax (benefit) expense	$(31)	$12	$150

Schedule of Components of Deferred Income Tax Assets and Liabilities	Components of deferred income tax assets and liabilities at December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020
Deferred income tax assets:
Net operating loss carryforwards	$621	$615
Pension and other employee compensation	50	61
Property, plant and equipment	60	42
Operating lease liability	11	13
Other, net	87	78
Total	$829	$809
Total deferred income tax liabilities:
Pension and other employee compensation	$(36)	$(18)
Property, plant and equipment	(42)	(37)
Operating lease, right of use asset	(10)	(13)
Other, net	—	—
Total	$(88)	$(68)
Net deferred tax assets before valuation allowance	$741	$741
Valuation allowance	(664)	(708)
Net deferred tax assets	$77	$33
Non-current deferred tax assets	77	33
Non-current deferred tax liabilities	—	—
Net deferred tax assets	$77	$33

Schedule of Reconciliation of Unrecognized Tax Benefits	The following is a reconciliation of the unrecognized tax benefits:

	2021	2020	2019
Unrecognized tax benefits as of January 1,	$18	$16	$17
Gross increases and decreases- tax positions taken during prior period	—	2	1
Gross increases and decreases—tax positions taken during the current period	—	—	—
Decreases related to settlements of amounts due to tax authorities	(1)	—	—
Reductions resulting from the lapse of statutes of limitation	—	—	(2)
Foreign currency movements	—	—	—
Unrecognized tax benefits as of December 31,	$17	$18	$16

Summary of the Tax Years that Remain Subject to Examination by Major Tax Jurisdictions	The following table summarizes the tax years that remain subject to examination by major tax jurisdictions:

Tax Jurisdiction	Open Tax Years
France	2018 and later
Germany	2012 and later
Italy	2016 and later
Malaysia	2016 and later
Spain	2015 and later
United Kingdom	2019 and later
United States federal	2018 and later